UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21147

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.7%

Security	Principal Amount (000’s omitted)	Value
Education — 15.6%
California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	$10,000	$11,241,700
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	2,680	3,059,193
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	626,907
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,050,629
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	395	461,791
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/23	365	422,801
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,496,426
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	3,630	4,144,516
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	780,273
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,200	7,160,504
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,967,049
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,294,216
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	860,368
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,617,128
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,743,161
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,864,887

		$42,791,549

Electric Utilities — 4.5%
California Department of Water Resources System, Electric Revenue, 5.00%, 5/1/22	$2,700	$3,277,260
Puerto Rico Electric Power Authority, 5.25%, 7/1/29	3,905	4,147,227
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	1,890	2,080,210
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,375	2,656,461

		$12,161,158

General Obligations — 17.1%
California, 5.50%, 11/1/35	$4,600	$5,287,056
Foothill-De Anza Community College District, 5.00%, 8/1/30	3,355	3,972,219
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	545	593,271
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	600	644,688
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	655	700,562
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	645	699,354
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	785	849,221
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	2,815	3,109,759
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,986,443
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,375	1,577,579
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	2,545	2,922,118
San Francisco Bay Area Rapid Transit District, (Election of 2004), 5.00%, 8/1/35	5,000	5,698,100
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	1,910	2,199,938
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	2,230	2,537,606
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37	15	16,824
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,579,860

Security	Principal Amount (000’s omitted)	Value
Tamalpais Union High School District, 5.00%, 8/1/26	$1,000	$1,202,920
Tamalpais Union High School District, 5.00%, 8/1/28	1,000	1,190,910

		$46,768,428

Hospital — 12.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,000	$2,134,300
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,750	1,963,780
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	613,371
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,580	4,900,966
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	6,000	6,430,740
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,630,550
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,170	2,293,581
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	3,954,463
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,254,475
Washington Township Health Care District, 5.25%, 7/1/29	3,005	3,018,553

		$34,194,779

Insured-Education — 12.0%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$2,300	$2,538,257
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	8,250	8,850,682
University of California, (AGM), 4.50%, 5/15/26(1)	3,095	3,329,106
University of California, (AGM), 4.50%, 5/15/28(1)	6,690	7,051,527
University of California, (BHAC), (FGIC), 4.75%, 5/15/37(1)	10,750	11,102,600

		$32,872,172

Insured-Electric Utilities — 14.5%
Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$21,169,384
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	2,240	2,454,995
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	6,750	7,756,830
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,248,720
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,125,160
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,963,360

		$39,718,449

Insured-Escrowed/Prerefunded — 3.7%
California Department of Water Resources, (Central Valley Project), (BHAC), (FGIC), Prerefunded to 12/1/12, 5.00%, 12/1/29(1)	$2,100	$2,142,728
California Educational Facilities Authority, (Pepperdine University), (FGIC), (NPFG), Prerefunded to 9/1/12, 5.00%, 9/1/33	1,135	1,144,455
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	3,090	4,151,291
Ventura County, Community College District, (NPFG), Prerefunded to 8/1/12, 5.00%, 8/1/27	2,650	2,687,922

		$10,126,396

Insured-General Obligations — 21.0%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$4,175	$4,544,195
Burbank Unified School District, (FGIC), (NPFG), 0.00%, 8/1/21	4,135	3,056,468
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	23,150	7,023,015
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	2,385	2,440,260
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	4,500	5,014,485

Security	Principal Amount (000’s omitted)	Value
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	$5,705	$6,418,753
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32	15	16,529
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32(1)	6,100	6,721,590
San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/22	2,300	1,587,506
San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/23	5,000	3,261,500
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	4,124,538
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/22	4,840	3,439,982
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/23	4,365	2,942,228
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/25	3,955	2,397,917
San Mateo Union High School District, (FGIC), (NPFG), 0.00%, 9/1/21	5,240	4,026,730
Ventura County, Community College District, (NPFG), 5.00%, 8/1/27	350	354,690

		$57,370,386

Insured-Hospital — 7.0%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$2,205	$2,413,836
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,000	11,042,200
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,500	3,684,345
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	2,130,060

		$19,270,441

Insured-Lease Revenue/Certificates of Participation — 11.4%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$3,885	$5,298,285
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	10,000	10,821,200
San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37	1,000	1,002,700
San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	14,000	14,037,800

		$31,159,985

Insured-Special Tax Revenue — 13.5%
Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$7,765	$6,462,809
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	595	517,918
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	5,972,131
Pomona, Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,834,862
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	29,265	2,477,868
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	18,040	2,709,788
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AGM), 4.25%, 7/1/36	1,600	1,630,992
San Jose Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	3,680	2,906,280
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32(1)	7,500	8,391,600

		$36,904,248

Insured-Transportation — 2.0%
San Joaquin Hills, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	$3,445	$1,254,842
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	1,885	1,966,545
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,115,031

		$5,336,418

Insured-Water and Sewer — 14.2%
California Department of Water Resources, (Central Valley Project), (BHAC), (FGIC), 5.00%, 12/1/29(1)	$5,875	$5,974,992
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37(1)	7,000	7,406,210
Contra Costa, Water District, (AGM), 4.50%, 10/1/31(1)	5,500	5,505,335

Security	Principal Amount (000’s omitted)	Value
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	$345	$390,599
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	6,500	7,359,105
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	1,595	1,730,623
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	5,000	5,379,950
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,812,892
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	2,225	2,285,854

		$38,845,560

Special Tax Revenue — 4.1%
San Diego County Regional Transportation Commission, 5.00%, 4/1/42(1)	$10,000	$11,296,300

		$11,296,300

Transportation — 8.2%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29(1)	$6,500	$7,635,420
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,278,069
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,320,200
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,378,208
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,893,745

		$22,505,642

Water and Sewer — 2.4%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,661,152
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37	10	11,635

		$6,672,787

Total Tax-Exempt Investments — 163.7% (identified cost $419,706,462)		$447,994,698

Other Assets, Less Liabilities — (63.7)%		$(174,350,499)

Net Assets — 100.0%		$273,644,199

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 60.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 24.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	200 U.S. 10-Year Treasury Note	Short	$(26,559,009)	$(26,675,000)	$(115,991)

9/12	194 U.S. 30-Year Treasury Bond	Short	(28,566,145)	(28,705,938)	(139,793)

					$(255,784)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $255,784.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$246,282,404

Gross unrealized appreciation	$29,199,031
Gross unrealized depreciation	(4,466,737)

Net unrealized appreciation	$24,732,294

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$447,994,698	$—	$447,994,698
Total Investments	$—	$447,994,698	$—	$447,994,698

Liability Description
Futures Contracts	$(255,784)	$—	$—	$(255,784)
Total	$(255,784)	$—	$—	$(255,784)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 27, 2012